Pay vs Performance Disclosure Pure in Thousands	12 Months Ended					48 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022 and 2021:

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (a)		Compensation Actually Paid to PEO (b)		Average Summary Compensation Table total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Atlanticus Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)	Net Income ($thousands) (g)	Company Selected Measure (CSM) - Total Revenue ($thousands) (h)
	First PEO	Second PEO	First PEO	Second PEO
2025	$2,099,003	N/A	$2,629,363	N/A	$2,154,165	$2,333,976	$271.82	$158.24	$120,609	$1,968,399
2024	$1,812,375	N/A	$2,904,947	N/A	$1,871,831	$2,236,120	$226.47	$137.11	$110,106	$1,311,444
2023	$2,049,906	N/A	$2,594,009	N/A	$1,868,381	$2,045,970	$157.00	$109.23	$101,954	$1,155,876
2022	$2,189,624	N/A	$398,008	N/A	$2,144,495	$2,018,996	$106.37	$96.53	$134,612	$1,046,913
2021	$1,672,241	$1,652,267	$1,719,163	$18,083,032	$1,462,683	$6,083,605	$289.57	$127.24	$177,789	$748,056

Column (a). Reflects compensation amounts reported in the Summary Compensation Table. For 2025, 2024, 2023 and 2022, the PEO was Jeffrey A. Howard. For 2021, the first PEO was David G. Hanna and the second PEO was Jeffrey A. Howard.

Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the PEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and “Executive and Director Compensation—Executive Compensation.”

PEO Total Compensation Amount	$ 2,099,003	$ 1,812,375	$ 2,049,906	$ 2,189,624
PEO Actually Paid Compensation Amount	$ 2,629,363	2,904,947	2,594,009	398,008	$ 18,083,032
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to PEO
2025	$2,099,003	$238,503	$311,384	$224,126	$233,352	—	$2,629,363
2024	$1,812,375	$477,025	$865,315	$435,330	$268,952	—	$2,904,947
2023	$2,049,906	$715,006	$1,102,443	$157,783	$(1,117)	—	$2,594,009
2022	$2,189,624	$860,049	$494,368	$(14,280)	$(1,411,655)	—	$398,008
2021
First PEO	$1,672,241	—	—	$28,902	$18,020	—	$1,719,163
2021
Second PEO	$1,652,267	—	—	$9,078,015	$7,352,750	—	$18,083,032

Column (c). Reflects compensation amounts reported in the Summary Compensation Table. The following non-PEO NEOs are included in the average amounts shown:

2025: David G. Hanna and William R. McCamey

2024: David G. Hanna and William R. McCamey

2023: David G. Hanna and William R. McCamey

2022: David G. Hanna and William R. McCamey

2021: William R. McCamey

Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-PEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and “Executive and Director Compensation—Executive Compensation.”

Non-PEO NEO Average Total Compensation Amount	$ 2,154,165	1,871,831	1,868,381	2,144,495	1,462,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,333,976	2,236,120	2,045,970	2,018,996	6,083,605
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for Non-PEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-PEO NEOs
2025	$2,154,165	$83,407	$108,894	$78,665	$75,660	—	$2,333,976
2024	$1,871,831	$166,512	$302,049	$143,741	$85,011	—	$2,236,120
2023	$1,868,381	$250,010	$385,482	$42,411	$(294)	—	$2,045,970
2022	$2,144,495	$230,020	$132,219	$(14,280)	$(13,418)	—	$2,018,996
2021	$1,462,683	—	—	$28,902	$4,592,020	—	$6,083,605

Column (e). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Atlanticus through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020 and reinvestment of dividends.

Column (f). For the relevant fiscal year, represents the cumulative TSR of the Nasdaq Financial 100 (“Peer Group TSR”) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2020 and reinvestment of dividends.

Column (g). Reflects Net Income in Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (h). Company Selected Measure (“CSM”) is Total Revenue from Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and TSR

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs, the cumulative total shareholder return (“TSR”) on $100 investing in Atlanticus’ Common Stock at the close of the market on December 31, 2020, with dividends reinvested on the date paid through December 31, 2025, and the cumulative Peer Group TSR. The Peer Group TSR is calculated in a similar manner to Atlanticus’ TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Net Income in 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Total Revenue

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Total Revenue in 2025, 2024, 2023, 2022 and 2021.

Tabular List, Table

Most Important Performance Measures

We believe the following performance measures represent the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

Total Revenue

Net Income Attributable to Common Shareholders Per Common Share – Diluted

Total Assets

Total Shareholder Return Amount	$ 271.82	226.47	157	106.37	289.57
Peer Group Total Shareholder Return Amount	158.24	137.11	109.23	96.53	127.24
Net Income (Loss)	$ 120,609,000	$ 110,106,000	$ 101,954,000	$ 134,612,000	$ 177,789,000
Company Selected Measure Amount	1,968,399	1,311,444	1,155,876	1,046,913	748,056
PEO Name						Jeffrey A. Howard
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income Attributable to Common Shareholders Per Common Share – Diluted
Measure:: 3
Pay vs Performance Disclosure
Name	Total Assets
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,099,003	$ 1,812,375	$ 2,049,906	$ 2,189,624	$ 1,672,241
PEO Actually Paid Compensation Amount	2,629,363	2,904,947	2,594,009	398,008	$ 1,719,163
PEO Name					David G. Hanna
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,652,267
PEO Actually Paid Compensation Amount					$ 18,083,032
PEO Name					Jeffrey A. Howard
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,503	477,025	715,006	860,049
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,384	865,315	1,102,443	494,368
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,126	435,330	157,783	(14,280)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,352	268,952	(1,117)	(1,411,655)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | First PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
PEO | First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					28,902
PEO | First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					18,020
PEO | First PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Second PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Second PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Second PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,078,015
PEO | Second PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,352,750
PEO | Second PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,407	166,512	250,010	230,020	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,894	302,049	385,482	132,219	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,665	143,741	42,411	(14,280)	28,902
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,660	85,011	(294)	(13,418)	4,592,020
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0